Financial instruments - Reconciliation of changes in fair value (Details) - Level 3 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement [line items]
Opening balance	$ 1,110	$ 1,141
Total gains and losses recognised in statement of income, assets	(27)	17
Puchases, assets	90	2
Settlement, assets	(600)	(75)
Transfer into level 3, assets	94
Transfer to current portion, assets		0
Foreign currency translation differences	45	25
Closing balance	713	1,110
Non-current derivative financial instruments liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	(6)	(59)
Total gains and losses recognised in statement of income, liabilities	6	49
Puchases, liabilities	0	0
Settlement, liabilities	0	0
Transfers into Level 3, liabilities	0
Transfer to current portion, liabilities		4
Foreign currency translation differences	0	0
Closing balance	0	(6)
Currernt derivative financial Instruments, liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	(4)	0
Total gains and losses recognised in statement of income, liabilities	0	0
Puchases, liabilities	0	0
Settlement, liabilities	0	0
Transfers into Level 3, liabilities	0
Transfer to current portion, liabilities		(4)
Foreign currency translation differences	0	0
Closing balance	(4)	(4)
Non-current financial investments [Member]
Disclosure of fair value measurement [line items]
Opening balance	207	209
Total gains and losses recognised in statement of income, assets	0	0
Puchases, assets	90	2
Settlement, assets	0	(5)
Transfer into level 3, assets	94
Transfer to current portion, assets		0
Foreign currency translation differences	5	1
Closing balance	397	207
Noncurrent Derivative Financial Instruments, Assets [member]
Disclosure of fair value measurement [line items]
Opening balance	848	941
Total gains and losses recognised in statement of income, assets	(69)	(98)
Puchases, assets	0	0
Settlement, assets	(533)	(17)
Transfer into level 3, assets	0
Transfer to current portion, assets		(1)
Foreign currency translation differences	37	23
Closing balance	283	848
Current derivative financial instruments, assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	66	50
Total gains and losses recognised in statement of income, assets	36	66
Puchases, assets	0	0
Settlement, assets	(67)	(53)
Transfer into level 3, assets	0
Transfer to current portion, assets		1
Foreign currency translation differences	3	1
Closing balance	$ 37	$ 66